Related Party Transactions, Management Agreement (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
General and administrative expenses	$ 14,010	$ 10,743	$ 45,813	$ 33,169
Management Agreement [Member]
Related Party Transaction [Line Items]
Monthly fee			1,000
General and administrative expenses			5,000
Remaining management fees payable			3,000
Management fee			$ 3,800	$ 1,000